Subordinated loans (Tables)	12 Months Ended
Dec. 31, 2020
Subordinated loans [abstract]
Schedule of subordinated loans by group companies
Subordinated loans by group companies
	2020	2019
ING Groep N.V.	13,150	13,069
ING Group companies	2,654	3,519
	15,805	16,588

Schedule of changes in subordinated loans
Changes in subordinated loans
	2020	2019
Opening balance	16,588	13,724
New issuances	2,165	3,429
Repayments	-2,786	-933
Exchange rate differences and other	-163	367
Closing balance	15,805	16,588